Other current receivables (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Input VAT	€ 9,541	€ 16,375	€ 23,395
DCC receivables	7,763	3,873	4,340
Advances and deposits	3,482	2,286	2,591
Withholding taxes	2,247	2,818	2,265
Others	1,075	2,507	1,911
Government grants	1,726	3,609	0
Other current receivables	€ 25,834	€ 31,468	€ 34,502